Segment and Geographic Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 2,817,599	$ 3,977,500	$ 14,691,186	$ 12,672,311
Net sales, % of total	100.00%	100.00%	100.00%	100.00%
NorthAmericaMember
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	2,572,673	3,683,732	13,424,789	11,305,568
Net sales, % of total	91.00%	93.00%	91.00%	89.00%
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	144,220	129,321
Net sales, % of total	5.00%	3.00%
All Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	100,706	164,447
Net sales, % of total	4.00%	4.00%
Outside North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount			$ 1,266,397	$ 1,366,743
Net sales, % of total			9.00%	11.00%